Retirement Arrangements	12 Months Ended
Dec. 31, 2012
Retirement Arrangements [Abstract]
Retirement Arrangements

19. Retirement Arrangements

Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled $2,140,000, $1,558,000 and $1,341,000 in 2012, 2011 and 2010, respectively.

We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for the participant to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. Benefit payments are expected to total $4,043,000 during the next five fiscal years and $2,479,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was $6,665,000 at December 31, 2012 ($5,623,000 at December 31, 2011).